Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lease cost	$ 28,600,000	$ 27,000,000
Operating leases that have not yet commenced	$ 0
Minimum
Lessee, Lease, Description [Line Items]
Lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease terms	15 years